Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Net cash generated from operating activities	[1]	$ 370,026		$ 348,662	$ 257,125
Net cash used in investing activities	[2]	(299,264)		(175,221)	(121,916)
Interest paid, classified as financing activities	[3]	44,788		53,587	60,026
Net cash (used) / generated from financing activities	[4]	(23,573)		(303,133)	(53,919)
Effect of exchange rate changes and inflation on cash and cash equivalents	[5]	(16,302)		(6,824)	(35,284)
Argentine subsidiaries
Entity Information [Line Items]
Net cash generated from operating activities		(38,043)	[1]	(30,666)	(14,956)
Net cash used in investing activities		(83)	[2]	(4,694)	(429)
Interest paid, classified as financing activities		(77)		1,109	1,639
Net cash (used) / generated from financing activities		45,359	[4]	41,238	15,694
Effect of exchange rate changes and inflation on cash and cash equivalents		$ (7,233)	[5]	$ (5,878)	$ (309)

[1]	Includes (38,043), (30,666) and (14,956) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[2]	Includes (83), (4,694) and (429) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[3]	Includes 77, (1,109) and (1,639) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[4]	Includes 45,359, 41,238 and 15,694 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[5]	Includes (7,233), (5,878) and (309) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.